Related Party Disclosures	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Related party disclosures

24. Related party disclosures

Note 6 provides information about the Group’s structure, including details of the subsidiaries. There were no transactions with related parties for the periods ended June 30, 2021 and 2022.

Outstanding balances at December 31, 2021 and June 30, 2022 are unsecured and interest-free and repayable on demand. There have been no guarantees provided or received for any related party receivables or payables.

		Due from related parties /shareholders	Due to a shareholder
		RMB’000	RMB’000
Naxos One Holding Limited（Former Name: Shigoo Limited）#	June 30, 2022 (Unaudited)	2,319	—
	December 31, 2021	306	—
Shareholders of the Company	June 30, 2022 (Unaudited)	100	325
	December 31, 2021	100	325

#	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.